Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.62%
Education Revenue Bonds — 10.23%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,409,760
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,496,650
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,125,142
Series A 5.00% 12/15/51	770,000	737,036
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,001,300
5.00% 10/1/39	1,250,000	1,188,788
5.00% 10/1/44	1,000,000	938,170
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,126,340
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project) Series TT1 4.00% 5/1/41	475,000	398,349
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,385,275
(Arcadia University) 5.75% 4/1/40	2,000,000	2,011,200
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,126,797
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	985,270
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,198,037
NQ-007 [5/23] 7/23 (2980312)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	$ 2,201,920
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,870,000	2,951,278
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,270,000	1,259,345
Series A 5.625% 6/15/42	3,000,000	2,802,360
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,437,520
(Tacony Academy Charter School Project) Series A-1 7.00% 6/15/43	1,535,000	1,538,346
(Tacony Academy Charter School Project) Series A-1 6.75% 6/15/33	1,020,000	1,022,285
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,312,125
Series B 144A 6.00% 7/1/29 #	235,000	228,101
		39,881,394
Electric Revenue Bonds — 2.03%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,890,934
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,028,500
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,300,962
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	796,425
Series A 5.05% 7/1/42 ‡	400,000	287,000
Series WW 5.25% 7/1/33 ‡	1,055,000	756,963
Series WW 5.50% 7/1/38 ‡	1,190,000	855,312
		7,916,096
Healthcare Revenue Bonds — 34.26%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,300,000	2,060,616
Series A 5.00% 4/1/47	16,240,000	16,441,376
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	$ 1,107,484
Series A 4.00% 7/15/39	2,000,000	1,958,900
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	436,206
5.00% 5/15/43-25 §	500,000	525,550
5.00% 5/15/48-25 §	1,000,000	1,051,100
Series A 5.00% 5/15/37	1,365,000	1,324,924
Series A 5.00% 5/15/42	470,000	435,239
Series A 5.00% 5/15/47	600,000	538,260
Series C 5.00% 5/15/42	1,000,000	926,040
Series C 5.00% 5/15/47	1,000,000	897,100
Bucks County, Pennsylvania Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,192,448
4.00% 8/15/50	3,000,000	2,672,400
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,519,814
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,293,222
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	2,060,000	1,870,109
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,279,886
4.00% 12/1/51	2,635,000	2,495,134
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,549,370
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	995,696
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	$ 4,629,200
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,355,621
4.00% 7/15/48	2,000,000	1,790,220
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	2,000,000	2,045,360
Series A-2 5.00% 2/15/39	1,150,000	1,185,696
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	123,118
5.25% 7/1/35	250,000	239,207
5.50% 7/1/45	1,000,000	924,260
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,799,800
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,027,870
5.00% 11/1/36	510,000	521,460
5.00% 11/1/37	250,000	254,532
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	11,105,000	9,974,400
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,730,840
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center) 5.00% 7/1/41	1,000,000	1,008,510
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,030,322
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,216,925
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/47	4,000,000	$ 3,622,480
Series B 4.00% 5/1/52	5,950,000	5,204,643
Series B 4.00% 5/1/56	2,550,000	2,199,477
Series B 5.00% 5/1/57	3,000,000	3,062,850
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,401,390
(Waverly Heights Project)
5.00% 12/1/44	500,000	507,790
5.00% 12/1/49	1,250,000	1,263,775
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	145,000	141,765
5.375% 1/1/50	4,000,000	3,407,120
Series A 5.25% 1/1/48	1,000,000	844,320
Series A 5.375% 1/1/51	1,500,000	1,271,280
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,329,751
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	855,580
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,996,004
Series A 4.00% 5/15/48	2,250,000	2,094,840
Series A 5.00% 7/1/43	1,265,000	1,266,442
NQ-007 [5/23] 7/23 (2980312)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	$ 5,043,000
Series A 5.25% 9/1/50	2,500,000	2,523,175
(University of Pennsylvania Health System)
4.00% 8/15/49	110,000	101,904
Series A 4.00% 8/15/42	4,000,000	3,834,160
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,547,800
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	1,980,425
Pocono Mountains, Pennsylvania Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	2,245,000	2,262,893
		133,522,423
Housing Revenue Bond — 1.31%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	5,000,000	5,093,750
		5,093,750
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.55%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,662,269
5.125% 5/1/30	750,000	763,283
5.75% 8/1/42 (AMT)	725,000	728,364
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	4,856,418
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,013,760
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	$ 12,485,440
		25,509,534
Lease Revenue Bonds — 1.18%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	511,260
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,330,288
5.00% 4/1/38	1,000,000	1,059,570
5.00% 4/1/39	1,600,000	1,693,136
		4,594,254
Local General Obligation Bonds — 4.22%
Allegheny County, Pennsylvania
Series C-77 5.00% 11/1/43	4,535,000	4,839,979
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,322,181
Series A 5.00% 8/1/37	1,750,000	1,851,168
(Tax-Exempt) Series A 4.00% 5/1/42	500,000	482,245
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,196,615
Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,079,180
5.00% 9/1/42	1,000,000	1,075,460
5.00% 9/1/43	500,000	536,970
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	204,111
2.00% 10/15/29 (AGM)	700,000	620,109
2.00% 10/15/30 (AGM)	190,000	164,344
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,061,500
		16,433,862
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 0.92%
City of Philadelphia, Pennsylvania
Series A 5.25% 7/15/29-24 §	1,500,000	$ 1,517,430
Cumberland County, Pennsylvania Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	199,973
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	810,000	830,655
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	1,000,000	1,018,410
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,309
		3,571,777
Special Tax Revenue Bonds — 19.26%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,500,000	4,430,835
(Forward Delivery)
5.00% 5/1/26	95,000	97,177
5.00% 5/1/27	385,000	396,535
5.00% 5/1/29	600,000	623,970
5.00% 5/1/31	670,000	700,807
5.00% 5/1/34	750,000	783,652
5.00% 5/1/42	2,000,000	1,983,120
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	742,556
Commonwealth of Puerto Rico
1.566% 11/1/51 •	3,265,637	1,306,255
(Restructured) 3.186% 11/1/43 •	2,148,258	1,049,961
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	22,735,650	18,813,750
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	4,973,170
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,805,000	$ 1,807,888
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	7,379,055
Series A-1 5.00% 7/1/58	7,510,000	7,194,129
Series A-1 5.588% 7/1/51 ^	22,294,000	4,439,850
Series A-1 5.614% 7/1/46 ^	26,050,000	7,039,752
Series A-2 4.329% 7/1/40	8,701,000	8,082,620
Series A-2 4.329% 7/1/40	1,449,000	1,346,020
Series A-2 4.536% 7/1/53	1,000,000	895,060
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	977,790
		75,063,952
State General Obligation Bonds — 1.66%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	988,890
Series D 4.00% 8/15/34	1,370,000	1,387,371
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,169,072	979,203
Series A-1 4.00% 7/1/46	330,000	266,825
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,841,274
		6,463,563
Transportation Revenue Bonds — 17.10%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport) Series A 5.00% 1/1/56 (AMT)	3,000,000	3,068,460
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,215,150
Pennsylvania Economic Development Financing Authority
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,150,178
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	613,360
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	631,195
NQ-007 [5/23] 7/23 (2980312)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	$ 2,148,417
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,951,685
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,269,485
Series A 5.00% 12/1/44	2,000,000	2,100,000
Series A 5.00% 12/1/49	1,000,000	1,045,090
Series A-1 5.00% 12/1/45	1,000,000	1,021,160
Series B 3.00% 12/1/51	3,050,000	2,123,441
Series C 3.00% 12/1/51	2,825,000	1,992,331
Series C 5.00% 12/1/44	2,500,000	2,528,900
Subordinate Series B 4.00% 12/1/51	1,200,000	1,106,796
Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,908,625
Series A 4.00% 7/1/33	11,420,000	11,718,405
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,043,110
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,165,000	3,042,356
Series C 6.80% 7/1/53	5,100,000	3,110,949
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	11,043,200
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	815,240
5.00% 1/1/38 (AMT)	1,000,000	999,990
		66,647,523
Water & Sewer Revenue Bond — 0.43%
Pennsylvania Economic Development Financing Authority
(Pennsylvania-American Water Company Project) 3.00% 4/1/39	2,000,000	1,660,320
		1,660,320
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 0.47%
Allegheny County, Pennsylvania Sanitary Authority
5.00% 6/1/53	1,750,000	$ 1,854,143
		1,854,143
Total Municipal Bonds (cost $401,165,854)		388,212,591
Total Value of Securities—99.62% (cost $401,165,854)		388,212,591

Receivables and Other Assets Net of Liabilities—0.38%		1,462,871
Net Assets Applicable to 54,503,022 Shares Outstanding—100.00%		$389,675,462
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $10,044,961, which represents 2.58% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
NQ-007 [5/23] 7/23 (2980312)    11

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
12    NQ-007 [5/23] 7/23 (2980312)